TCW Funds, Inc.

TCW High Yield Bond Fund – Class I and Class N

TCW Developing Markets Equity Fund – Class I and Class N

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

Supplement dated December 30, 2019 to the

Prospectus dated February 28, 2019, as supplemented (the “Prospectus”)

TCW High Yield Bond Fund:

Effective December 31, 2019, Tad Rivelle and Bryan Whalen will cease to be portfolio managers of the TCW High Yield Bond Fund, and Jerry Cudzil and Steven J. Purdy will be added to the portfolio management team of the TCW High Yield Bond Fund. Therefore, effective December 31, 2019, the disclosure under the heading “TCW High Yield Bond Fund — Portfolio Managers” on page 43 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Jerry Cudzil	Since December 2019	Managing Director
Stephen M. Kane	Since December 2018	Group Managing Director
Laird R. Landmann	8 years	Group Managing Director
Steven J. Purdy	Since December 2019	Managing Director

In addition, effective December 31, 2019, the disclosure relating to the TCW High Yield Bond Fund under the heading “Management of the Funds — Portfolio Managers” on page 99 of the Prospectus is deleted in its entirety and replaced with the following:

TCW High Yield Bond Fund
Jerry Cudzil	Managing Director, the Advisor and TCW LLC.
Stephen M. Kane	See above.
Laird R. Landmann	See above.
Steven J. Purdy	Managing Director, the Advisor and TCW LLC since March 2016. Prior to joining TCW, Mr. Purdy was a Managing Director at TPG and Goldman Sachs.

TCW Developing Markets Equity Fund:

Effective December 31, 2019, Ray Prasad will cease to be a portfolio manager of the TCW Developing Markets Equity Fund. Andrey Glukhov will continue to have full responsibility for portfolio management of the TCW Developing Markets Equity Fund. Therefore, effective December 31, 2019, the disclosure under the heading “TCW Developing Markets Equity Fund — Portfolio Managers” on page 56 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Andrey Glukhov, CFA	3 years (Since inception of the Fund)	Managing Director

In addition, effective December 31, 2019, the disclosure relating to the TCW Developing Markets Equity Fund under the heading “Management of the Funds — Portfolio Managers” on page 99 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Developing Markets Equity Fund
Andrey Glukhov	Managing Director, the Advisor and TCW LLC.

TCW Emerging Markets Multi-Asset Opportunities Fund:

Effective December 31, 2019, Ray Prasad will cease to be a portfolio manager of the TCW Emerging Markets Multi-Asset Opportunities Fund, and Andrey Glukhov will be added to the portfolio management team of the TCW Emerging Markets Multi-Asset Opportunities Fund. Therefore, effective December 31, 2019, the disclosure under the heading “TCW Emerging Markets Multi-Asset Opportunities Fund — Portfolio Managers” on page 69 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	5 years (Since inception of the Fund)	Group Managing Director
Andrey Glukhov, CFA	Since December 2019	Managing Director
David I. Robbins	5 years (Since inception of the Fund)	Group Managing Director

In addition, effective December 31, 2019, the disclosure relating to the TCW Emerging Markets Multi-Asset Opportunities Fund under the heading “Management of the Funds — Portfolio Managers” on page 99 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Emerging Markets Multi-Asset Opportunities Fund
Penelope D. Foley	See above.
Andrey Glukhov	See above.
David I. Robbins	See above.

Please retain this Supplement with your Prospectus for future reference.